Related Party Disclosures (Details) In Millions, unless otherwise specified	3 Months Ended	5 Months Ended	9 Months Ended					12 Months Ended									0 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Feb. 03, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2011 Ralcorp [Member] USD ($)	Sep. 30, 2010 Ralcorp [Member] USD ($)	Sep. 30, 2009 Ralcorp [Member] USD ($)	Sep. 30, 2011 Ralcorp [Member] Cost of Sales [Member] USD ($)	Sep. 30, 2010 Ralcorp [Member] Cost of Sales [Member] USD ($)	Sep. 30, 2009 Ralcorp [Member] Cost of Sales [Member] USD ($)	Sep. 30, 2011 Ralcorp [Member] Selling, General, And Administrative Expenses [Member] USD ($)	Sep. 30, 2010 Ralcorp [Member] Selling, General, And Administrative Expenses [Member] USD ($)	Sep. 30, 2009 Ralcorp [Member] Selling, General, And Administrative Expenses [Member] USD ($)	Sep. 30, 2011 Western Waffles [Member] USD ($)	Sep. 29, 2011 Western Waffles [Member] U.S. Dollars USD ($)	Sep. 29, 2011 Western Waffles [Member] Candian Dollars CAD
Related Party Transactions
Common Stock, Shares, Issued					6.8
Total allocated costs reported in selling, general and administrative expenses								$ 21.5	$ 19.6	$ 7.6
Net sales, related party transactions								10.5	6.7	0
Notes payable																		4.0	4.0
Interest rate on promissory note	1.00%																1.00%
Notes Receivable, Related Parties		0	0			7.8	0										7.8
Expenses Recognized Resulting From Former Parent Acquisition [Abstract]
Construction business integration costs								0	7.7	31.6	0	1.3	2.1	0	6.4	29.5
Separation related expenses			10.4					2.8
Repayments of Related Party Debt			900.0	0
Stockholders' Equity, Other			(181.8)
Due to Related Parties, Current					784.5
Investment in partnership		0	0		60.2	60.2	60.8
Related Party Transaction, Expenses from Transactions with Related Party			4.6	16.6
Related Party Transaction, Transition Services Agreement Expenses		5.4
Related Party Transaction, Revenues from Transactions with Related Party			12.7	9.5
Due from Related Parties						4.0
Loss on sale of receivables			3.3	8.7
Servicing Fees, Net			0.8	2.8
Receivable from Ralcorp		$ 4.5	$ 4.5			$ 41.3	$ 0